Property & Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of assets stated at cost, less accumulated depreciation
	March 31, 2022	December 31, 2021
Furniture/fixtures	$27,310	$14,904
Office equipment	14,522	14,522
Automobile	29,905	29,905
Tooling/Molds	189,490	176,990
Less: accumulated depreciation	(147,792)	(131,260)
Property and equipment, net	$113,435	$105,061

	December 31, 2021	December 31, 2020
Furniture/fixtures	$14,904	$14,904
Office equipment	14,522	7,136
Automobile	29,905	17,189
Tooling/Molds	176,990	141,785
Less: accumulated depreciation	(131,260)	(85,643)
Fixed assets, net	$105,061	$95,371